RISK AND CAPITAL MANAGEMENT: FINANCIAL INSTRUMENTS - Disclosure of detailed information about currency risk (Details) $ in Thousands	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	$ 25,218		$ 52,418	$ 68,994
Restricted cash	183		196
Loan receivable	2,539		500
Accounts payable and accrued liabilities	(2,967)		(3,618)
Advances from joint venture partners	(3,423)		(1,565)
Loan payable	(64,418)		$ 0
Currency Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents		$ 7,461
Restricted cash		3,049
Trade receivables		18,190
Loan receivable		2,000
Accounts payable and accrued liabilities		(872)
Advances from joint venture partners		(2,168)
Loan payable		(50,734)
Net exposure	$ (29,297)	$ (23,074)